Basis of Presentation and Summary of Significant Accounting Policies - Assets held for sale and discontinued operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets Classified as Held for Sale
Gross revenues	$ 63,689	$ 71,291	$ 59,432
Net (loss) income for the year	(23,407)	7,371	212
Loss before income taxes	(23,956)	17,547	11,179
Impairment loss	31,443
Income tax recovery (expense)	(549)	10,176	10,967
Net (loss) income	$ (23,407)	$ 7,371	$ 212
Assets and liabilities classified as held for sale
Assets Classified as Held for Sale
Assets held for sale as percentage of consolidated total assets	7.00%
Gross revenues	$ 17,583
Loss before income taxes	35,760
Impairment loss	31,443
Income tax recovery (expense)	8,116
Net (loss) income	27,644
Profit (loss) from production assets	3,433
Profit (loss) from group	$ 804